Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Entity Central Index Key	0001568832
Entity Registrant Name	RCS Capital Corp
Entity Filer Category	Smaller Reporting Company
Document Type	POS AM
Document Period End Date	May 27, 2014
Amendment Flag	false